Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30, 2025	As of December 31, 2024
ASSETS
Current Asset
Cash and cash equivalents	$266,611	$1,339
Total current asset	$266,611	$1,339

Non-Current Asset
Investment in subsidiaries	$15,744,331	$10,426,328
Total non-current asset	$15,744,331	$10,426,328
Total Assets	$16,010,942	$10,427,667

LIABILITY
Current Liability
Amounts due to related parties	$159,445	$161,133
Total current liability	$159,445	$161,133

Total liabilities	$159,445	$161,133

EQUITY
Class A Ordinary Share, $0.0001 par value, 350,000,000 shares authorized; 3,400,000 shares issued and outstanding*	340	—
Class B Ordinary Share, $0.0001 par value, 150,000,000 shares authorized; 12,500,000 shares issued and outstanding*	1,250	1,250
Additional paid-in capital	14,378,738	7,037,503
Statutory reserve	361,083	361,083
Retained earnings	1,226,398	3,201,818
Accumulated other comprehensive loss	(116,312)	(335,120)
Total Equity	$15,851,497	$10,266,534
Total Liabilities and Equity	$16,010,942	$10,427,667

*	The shares are presented on a retrospective basis.

Schedule of Condensed Statements of Operations

Condensed statements of operations

	For the Six Months Ended June 30,
	2025	2024
Operating expenses:
General and administrative expenses	$(2,070,341)	$—
Interest income	133,554	—
Other expenses	(1,949)	(200)
Share of income of subsidiaries	(36,684)	390,281
Net (loss) income	$(1,975,420)	$390,081

Comprehensive income
Net (loss) income	$(1,975,420)	$390,081
Foreign currency translation adjustments	218,808	218,837
Comprehensive (loss) income	$(1,756,612)	$608,918

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the Six Months Ended June 30,
	2025	2024
Cash Flows from Operating Activities:
Net (loss) income	$(1,975,420)		$390,081
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	36,684		(390,281)
Net Cash Used in Operating Activities	$(1,938,736)		$(200)

Cash Flows from Investing Activity:
Loans to third party	$(4,533,525)		$—
Net Cash Used in Operating Activity	$(4,533,525)		$—

Cash Flows from Financing Activity:
Issuance of ordinary shares, net of offering costs	$7,060,133	$
Net Cash Provided by Financing Activity	$7,060,133		$—
Effect of exchange rate changes	(322,600)		256
Changes in Cash	265,272		56
Cash, Beginning of Period	1,339		83
Cash, End of Period	266,611		139